CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Loss from continuing operations	[1]	$ (73.5)	$ (1,085.6)
Adjustments for:
Asset impairment		0.0	1,054.8
Foreign exchange loss (gain)		3.3	(6.6)
Reclamation and closure costs paid		(8.8)	(1.2)
Depreciation and depletion		241.7	241.2
Other non-cash adjustments		17.5	9.0
Income tax recovery		0.4	10.4
Finance income		(2.2)	(1.5)
Finance costs		62.6	69.0
Cash flows from (used in) operations before changes in working capital		240.2	268.7
Change in non-cash operating working capital		25.9	(71.6)
Income taxes paid		(2.6)	(4.1)
Operating cash flows generated from continuing operations	[2]	263.5	193.0
Operating cash flows generated from discontinued operations		0.0	52.1
Cash generated from operations		263.5	245.1
INVESTING ACTIVITIES
Mining interests		(253.3)	(213.9)
Proceeds from the sale of other assets		2.7	1.1
Proceeds from sale of Mesquite, net of transaction costs and other adjustments		12.4	149.8
Proceeds from the sale of Peak Mines, net of transaction costs		0.0	42.4
Government grant received		2.0	0.0
Interest received		2.2	1.2
Investing cash flows used by continuing operations	[2]	(234.0)	(19.4)
Investing cash flows used by discontinued operations		0.0	(12.8)
Cash used by investing activities		(234.0)	(32.2)
FINANCING ACTIVITIES
Proceeds received from issuance of common shares		106.7	0.0
Drawdown of Credit Facility		30.0	0.0
Lease payments		(13.0)	(4.0)
Repayment of long-term debt		(100.0)	(230.0)
Cash settlement of gold stream obligation		(19.8)	(14.9)
Financing initiation costs		0.0	(0.6)
Interest paid		(54.1)	(63.2)
Cash used by financing activities		(50.2)	(312.7)
Effect of exchange rate changes on cash and cash equivalents		0.4	(0.5)
Cash and cash equivalents sold or classified as held-for-sale		0.0	(12.2)
Change in cash and cash equivalents		(20.3)	(112.5)
Cash and cash equivalents, beginning of period		103.7	216.2
Cash and cash equivalents, end of period		83.4	103.7
Cash and cash equivalents are comprised of:
Cash		66.0	64.3
Short-term money market instruments		17.5	39.4
Cash and cash equivalents, end of period		$ 83.4	$ 103.7

[1]	In the prior year period, Peak Mines and Mesquite were classified as discontinued operations and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines and Mesquite. Peak Mines was sold in April 2018 and Mesquite was sold in October 2018. Refer to Note 16 for further details.
[2]	In the prior year period, Peak Mines and Mesquite were classified as discontinued operations and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines and Mesquite. Peak Mines was sold in April 2018 and Mesquite was sold in October 2018. Refer to Note 16 for further details.